SA American Century Inflation Managed Portfolio Expense Example - SA American Century Inflation Managed Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	844
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	$ 1,141